Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,428	$ 19,167
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	51	67
Current	9,133	9,148
Total	9,218	9,350	$ 9,725
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,184	9,215
Retail | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	34	135
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	28	26
Current	6,123	6,285
Total	6,167	6,323
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,151	6,311
Retail | North America | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	16	12
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	11
Current	136	164
Total	136	215
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	136	175
Retail | Europe | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	40
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	17	27
Current	1,974	1,885
Total	2,009	1,995
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,991	1,912
Retail | South America | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	18	83
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	3
Current	900	814
Total	906	817
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	906	817
Retail | Rest of World | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	36	35
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24	21
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	11
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	2
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	15
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	5
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	9
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	17
Retail | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	10
Retail | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	7
Retail | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	57	39
Current	9,943	9,692
Total	10,081	9,749	$ 10,001
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,000	9,731
Wholesale | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	81	18
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	3,641	3,613
Total	3,667	3,631
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,641	3,613
Wholesale | North America | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	26	18
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	29
Current	4,857	4,727
Total	4,897	4,756
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,897	4,756
Wholesale | Europe | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	0
Current	829	656
Total	887	656
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	832	656
Wholesale | South America | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	55	0
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	10
Current	616	696
Total	630	706
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	630	706
Wholesale | Rest of World | Non Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	31	27
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24	20
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	7
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	9
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	3
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	0
Wholesale | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	0
Wholesale | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Wholesale | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6	$ 0